Write-down of Vessel and Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Teekay Corporation [Member]	Mar. 31, 2013 Teekay Corporation [Member]	Jun. 30, 2012 Teekay Corporation [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Written-down of vessel		$ 1,048		$ 1,048
Early termination fees	$ 18,572	$ 15,909	$ 37,385	$ 32,144	$ 4,500	$ 6,800	$ 14,700